Transactions with Related Parties and Parties-in-Interest	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Transactions with Related Parties and Parties-in-Interest	TRANSACTIONS WITH RELATED PARTIES AND PARTIES-IN-INTEREST
Certain Plan investments are shares of collective trusts managed by former Plan trustee and custodian, Charles Schwab Trust Bank, and qualify as party-in-interest transactions. Fees incurred by the Plan for the investment management services are included in the net change in fair value of the investments, rather than a direct payment. In 2025 and 2024, the Plan made a direct payment to the former third-party administrator of $150,820 and $179,532, respectively.

During 2025 and 2024, the Plan purchased 5,366 and 4,020 EFSC common stock, respectively. The Plan also sold or distributed a total of 5,185 and 20,240 EFSC common stock, during 2025 and 2024, respectively. All shares were bought and sold on the open market based on participant elections. As of December 31, 2025, the Plan held 158,207 shares of EFSC common stock. In addition, certain receivables are loans to employees of the Company, and therefore are considered party-in-interest transactions.